Preferred Stock (Narrative) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock shares authorized	20,000,000	20,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Virginia Electric and Power Company
Class of Stock [Line Items]
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Liquidation preference (in dollars per share)	$ 100